Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Instruments [Abstract]
Summary of Notes Payable

Notes payable consisted of the following:

(In thousands)	December 31, 2021	December 31, 2020
First PPP loan	$—	$2,394
Total Notes payable	—	2,394
Less: Notes payable, current portion	—	1,328
Notes payable, net of current portion	$—	$1,066